DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 7:-	DERIVATIVE FINANCIAL INSTRUMENTS

In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward contracts and option strategies to purchase and sell foreign currencies to hedge a significant portion of its anticipated New Israeli Shekel ("NIS") payroll payments. The Company designates these contracts for accounting purposes as cash flow hedges. The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year.

The effective portion of the gain or loss on the derivative instruments is initially recorded as a component of other comprehensive income, a separate component of shareholders' equity, and subsequently reclassified into earnings to the same line item as the related forecasted transaction and in the same period or periods during which the hedged exposure affects earnings. Hedge ineffectiveness, if any, are recognized immediately in financial income (expenses), net.

Gain (loss) on the derivative instruments, which partially offset the foreign currency impact from the underlying exposures, reclassified from other comprehensive income into cost of services and operating expenses for the year ended December 31, 2016 were $ 2, and $ 62, respectively. The ineffective portion of the change in fair value of a cash flow hedge for the years ended December 31, 2016, 2015 and 2014 amounted to $ (18), $ 10 and $ 4, respectively.

The notional amounts of the Company's derivative instruments as of December 31, 2016 amounted to $ 2,641. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

As of December 31, 2016, amounts related to derivatives designated as cash flow hedges and recorded in accumulated other comprehensive income (loss) totaled $ (28) which will be reclassified into statements of operations within the next 12 months and will partially offset the foreign currency impact from the underlying exposures. The amount ultimately realized in earnings will likely differ due to future changes in foreign exchange rates.

The Company records all derivative instruments on the balance sheet at fair value. The fair value of the open foreign exchange contracts appears on the consolidated balance sheets as of December 31, 2016, as a liability in other current liabilities, in the amount of $ 28.

The fair value of the Company's outstanding derivative instruments qualified as hedging instruments as of December 31, 2016 and 2015 is summarized below:

	Location in	Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
	statement	Year ended December 31,
	of operations	2016	2015	2014
Derivatives in cash flow hedging relationship

Foreign exchange option contracts	Cost of sales and operating expenses	$-	$-	$8
Foreign exchange forward contracts	Financial expense	(18)	(10)	4
Foreign exchange forward contracts	Cost of sales and operating expenses	64	(124)	(57)

		$46	$(134)	$(45)